Marketable securities (Schedule of fair value, amortized cost and unrealized holding gains and losses of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 410,477	$ 477,736
Unrealized gains	744	1,287
Unrealized losses	(265)	(2,885)
Fair Value	410,956	476,138
U.S. Treasury and other U.S. government agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	117,876	99,745
Unrealized gains	210	302
Unrealized losses	(81)	(805)
Fair Value	118,006	99,242
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	292,601	377,991
Unrealized gains	534	985
Unrealized losses	(184)	(2,080)
Fair Value	$ 292,950	$ 376,896